UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                ------
    This Amendment (Check only one):   [  ]  is a restatement.
                                       [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        First United Bank & Trust
             -------------------------
Address:     19 South Second Street
             -------------------------
             Oakland, Maryland 21550
             -------------------------


Form 13F File Number:  28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Keith Sanders
             -----------------------------------------
Title:       Senior Trust Officer/First V.P.
             -----------------------------------------
Phone:       301-533-2360
             -----------------------------------------

Signature, Place, and Date of Signing:

/s/ Keith Sanders          Oakland, Maryland         January 19, 2012
------------------         -----------------         ----------------
    Signature                 City, State                  Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                    -------

Form 13F Information Table Entry Total:                  75
                                                    -------

Form 13F Information Table Value Total:             $62,994
                                                    -------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      None

                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
                                            TITLE OF              VALUE   SHARES/  SH/  PUT/ INVSTMT   OTHER
            NAME OF ISSUER                   CLASS      CUSIP    (X$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                         G1151C101      601    11287  SH          SOLE              11287       0     0
AT&T INC                                      COM     00206R102      375    12417  SH          SOLE              12417       0     0
ABBOTT LABS                                   COM      2824100       685    12190  SH          SOLE              12190       0     0
AECOM TECHNOLOGY CORP DELAWA                          00766T100      286    13926  SH          SOLE              13926       0     0
ALLSCRIPTS HEALTHCARE SOLUTIONS INC                   01988P108      392    20700  SH          SOLE              20700       0     0
BECTON DICKINSON AND COMPANY                          75887109       377     5040  SH          SOLE               5040       0     0
BRISTOL MYERS SQUIBB CO                       COM     110122108     1925    54649  SH          SOLE              54649       0     0
CBS CORP NEW                                          124857202      475    17500  SH          SOLE              17500       0     0
CSX CORP                                      COM     126408103      704    33426  SH          SOLE              33426       0     0
CHEVRONTEXACO                                         166764100     1479    13901  SH          SOLE              13901       0     0
CISCO SYS INC                                 COM     17275R102      344    19044  SH          SOLE              19044       0     0
COCA COLA CO                                  COM     191216100     1177    16826  SH          SOLE              16826       0     0
CORNING INC                                   COM     219350105      296    22791  SH          SOLE              22791       0     0
COSTCO WHSL CORP NEW                                  22160K105      384     4605  SH          SOLE               4605       0     0
DANAHER CORP DEL                              COM     235851102     1414    30060  SH          SOLE              30060       0     0
DEERE & COMPANY                                       244199105      947    12246  SH          SOLE              12246       0     0
DISNEY WALT CO                            COM DISNEY  254687106      515    13732  SH          SOLE              13732       0     0
DOMINION NEW RES INC VA NEW                           25746U109     1550    29203  SH          SOLE              29203       0     0
DU PONT E I DE NEMOURS & CO                   COM     263534109     1058    23111  SH          SOLE              23111       0     0
EXELON CORP                                           30161N101      714    16468  SH          SOLE              16468       0     0
EXXON MOBIL CORP                              COM     30231G102     2630    31029  SH          SOLE              31029       0     0
FIRST UNITED CORPORATION                              33741H107      949   300328  SH          SOLE             297328    3000     0
GENERAL ELEC CO                               COM     369604103      182    10164  SH          SOLE              10164       0     0
GILEAD SCIENCES INC                                   375558103      347     8468  SH          SOLE               8468       0     0
GRAINGER W W INC                                      384802104      919     4909  SH          SOLE               4909       0     0
HEINZ H J CO                                  COM     423074103     1078    19942  SH          SOLE              19942       0     0
INTEL CORP                                    COM     458140100      728    30018  SH          SOLE              30018       0     0
INTERNATIONAL BUSINESS MACHSCOM               COM     459200101     1005     5464  SH          SOLE               5464       0     0
ISHARES DOW JONES SELECT DIVIDEND INDEX               464287168      301     5605  SH          SOLE               5605       0     0
ISHARES DOW JONES TRANSPORTATION AVERAGE              464287192      838     9363  SH          SOLE               9363       0     0
ISHARES MSCI EMERGING MARKETS INDEX                   464287234      478    12604  SH          SOLE              12604       0     0
ISHARES MSCI EAFE INDEX FUND                          464287465      218     4400  SH          SOLE               4400       0     0
ISHARES RUSSELL MIDCAP VALUE INDEX                    464287473     1156    26629  SH          SOLE              26629       0     0
ISHARES RUSSELL MIDCAP GROWTH INDEX                   464287481     1189    21602  SH          SOLE              21602       0     0
ISHARES RUSSELL MIDCAP INDEX                          464287499      434     4409  SH          SOLE               4409       0     0
ISHARES RUSSELL 1000 VALUE INDEX                      464287598      938    14786  SH          SOLE              14786       0     0
ISHARES RUSSELL 1000 GROWTH INDEX                     464287614     1531    26492  SH          SOLE              26492       0     0
ISHARES RUSSELL 2000 VALUE INDEX                      464287630      694    10574  SH          SOLE              10574       0     0
ISHARES RUSSELL 2000 GROWTH INDEX                     464287648      582     6915  SH          SOLE               6915       0     0
ISHARES DOW JONES US TECHNOLOGY                       464287721     1252    19593  SH          SOLE              19593       0     0
ISHARES DOW JONES US REAL ESTATE                      464287739     1056    18589  SH          SOLE              18589       0     0
ISHARES DOW JONES US HEALTHCARE                       464287762      782    10930  SH          SOLE              10930       0     0
J P MORGAN CHASE & CO                                 46625H100      238     7159  SH          SOLE               7159       0     0
JOHNSON & JOHNSON                             COM     478160104     1323    20174  SH          SOLE              20174       0     0
KOHL'S CORP (WISCONSIN)                               500255104      976    19791  SH          SOLE              19791       0     0
LOWES COS INC                                 COM     548661107     1001    39439  SH          SOLE              39439       0     0
M & T BANK CORP                                       55261F104      350     4581  SH          SOLE               4581       0     0
MCDONALDS CORP                                COM     580135101     1109    11050  SH          SOLE              11050       0     0
MEADWESTVACO CORP                                     583334107      348    11613  SH          SOLE              11613       0     0
NATIONAL OILWELL VARCO INC                            637071101      440     6465  SH          SOLE               6465       0     0
NORDSTROM INC                                         655664100      561    11280  SH          SOLE              11280       0     0
NUVEEN INSD TAX-FREE ADVANTAGE MUN FD         COM     670657105      186    12713              SOLE              12713       0     0
PEPSICO INC                                   COM     713448108      803    12101  SH          SOLE              12101       0     0
POWERSHARES QQQ TRUST, SERIES 1                       73935A104     2925    52383  SH          SOLE              52383       0     0
POWERSHARES WATER RESOURCE                     P      73935X575      182    10800  SH          SOLE              10800       0     0
POWERSHARES OIL SERVICES                              73935X625      720    35754  SH          SOLE              35754       0     0
PRAXAIR INC                                   COM     74005P104     1020     9540  SH          SOLE               9540       0     0
PRICE T ROWE GROUP INC                                74144T108      705    12382  SH          SOLE              12382       0     0
PROCTER & GAMBLE CO                           COM     742718109      836    12527  SH          SOLE              12527       0     0
PRUDENTIAL FINANCIAL INC                              744320102      327     6520  SH          SOLE               6520       0     0
RYDEX S&P EQUAL WEIGHT INDEX                          78355W106      273     5911  SH          SOLE               5911       0     0
SPDR S&P 500 INDEX                                    78462F103     6640    52910  SH          SOLE              52910       0     0
SPDR GOLD TRUST ETF                                   78463V107      333     2190  SH          SOLE               2190       0     0
SPDR DOW JONES INDUSTRIAL AVERAGE                     78467X109      608     4988  SH          SOLE               4988       0     0
SCHLUMBERGER LTD                              COM     806857108      627     9179  SH          SOLE               9179       0     0
MATERIALS SECTOR SPDR                                 81369Y100      289     8634  SH          SOLE               8634       0     0
CONSUMER STAPLES SECTOR SPDR                          81369Y308      495    15229  SH          SOLE              15229       0     0
CONSUMER DISCRETIONARY SECTOR SPDR                    81369Y407      526    13479  SH          SOLE              13479       0     0
ENERGY SECTOR SPDR                                    81369Y506      418     6050  SH          SOLE               6050       0     0
INDUSTRIAL SECTOR SPDR                                81369Y704      487    14424  SH          SOLE              14424       0     0
STATE ST CORP                                         857477103      378     9380  SH          SOLE               9380       0     0
TEXAS INSTRS INC                              COM     882508104      326    11212  SH          SOLE              11212       0     0
TRACTOR SUPPLY                                        892356106      508     7235  SH          SOLE               7235       0     0
VERIZON COMMUNICATIONS                                92343V104     1483    36985  SH          SOLE              36985       0     0
WASTE MANAGEMENT INC                                  94106L109      568    17360  SH          SOLE              17360       0     0

GRAND TOTALS                                                       62994  1497373                              1494373    3000     0